Acquisition of Non-Controlling Interests	12 Months Ended
Jun. 30, 2022
Acquisition of Non-Controlling Interests [Abstract]
ACQUISITION OF NON-CONTROLLING INTERESTS

3 — ACQUISITION OF NON-CONTROLLING INTERESTS

On January 1, 2021, BaiJiaYun VIE entered into a security purchase agreement (“SPA”) with a third-party individual who owned the 30% equity interest of Baijia Cloud Technology, together a management shareholder of the Company. Pursuant to the SPA and in substance, BaiJiaYun VIE acquired 30% equity interest of Baijia Cloud Technology by issuing 366,170 ordinary shares of BaiJiaYun VIE to the management shareholder of the Company, who in turn paid the equivalent value of consideration to the third-party individual. Upon closing of the acquisition of the 30% equity interest, BaiJiaYun VIE became the sole shareholder of Baijia Cloud Technology. The Company accounted for the transaction as an equity transaction and recognized the difference between the carrying amount of the non-controlling interests of $96,735 and the share consideration of $303,152 determined taking into account independent valuations as a reduction against additional paid-in capital.

On January 1, 2021, BaiJiaYun VIE entered into a security purchase agreement (“SPA”) with a third-party individual who owned the 49% equity interest of Baijiayun Information Technology, together a management shareholder of the Company. Pursuant to the SPA and in substance, BaiJiaYun VIE acquired 49% equity interest of Baijiayun Information Technology by issuing 3,658,245 ordinary shares of BaiJiaYun VIE to the management shareholder of the Company, who in turn paid the equivalent value of consideration to the third-party individual. Upon closing of the acquisition of the 49% equity interest, BaiJiaYun VIE became the sole shareholder of Baijiayun Information Technology. The Company accounted for the transaction as an equity transaction and recognized the difference between the carrying amount of the non-controlling interests of $435,875 and the share consideration of $3,028,661 determined taking into account independent valuations as a reduction against additional paid-in capital.